Stockholders’ Equity - Schedule of Option Outstanding and Exercisable (Details) - $ / shares		6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 30, 2025	Sep. 25, 2025	Dec. 31, 2023
Stockholders’ Equity [Abstract]
Options Outstanding, Weighted Average Exercise Price	$ 36.05	$ 15.13	$ 36.05		$ 36.05		$ 178.6
Options Outstanding, Number Outstanding	569,922	1,853,371	569,922		569,922	466,162
Options Outstanding, Weighted Average Remaining Contractual Life		9 years 3 months 21 days	9 years 14 days
Options Exercisable, Weighted Average Exercise Price	$ 34.96	$ 14.67	$ 34.96
Options Exercisable, Number Outstanding	557,277	1,834,726	557,277
Options Exercisable, Weighted Average Remaining Contractual Life	9 years 21 days	9 years 3 months 21 days	9 years 21 days	8 years 10 months 2 days